Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company Financial Information [Abstract]
Schedule Of Condensed Statements Of Condition
Following are condensed statements of the parent company:

Statements of Condition	Year Ended December 31
(Dollars in thousands)	2012	2011
Assets:
Cash	$20,421	$16,816
Interest-bearing cash	80,000	165,000
Securities available for sale	6,346	6,726
Notes receivable	3,700	3,700
Allowance for loan losses	(1,850)	(3,700)
Investments in subsidiaries:
Bank	3,161,926	3,268,359
Non-bank	17,818	17,476
Other assets	217,934	208,613
Total assets	$3,506,295	$3,682,990
Liabilities and equity:
Other short-term borrowings	$27,200	$28,100
Accrued employee benefits and other liabilities	128,655	121,599
Term borrowings	841,234	848,654
Total liabilities	997,089	998,353
Total equity	2,509,206	2,684,637
Total liabilities and equity	$3,506,295	$3,682,990

Schedule Of Condensed Statements of Income

Statements of Income	Year Ended December 31
(Dollars in thousands)	2012	2011	2010
Dividend income:
Bank	$100,000	$100,000	$300,000
Non-bank	390	907	1,531
Total dividend income	100,390	100,907	301,531
Interest income	329	176	340
Other income	1,050	6,392	1,761
Total income	101,769	107,475	303,632
Provision/(provision credit) for loan losses	(1,850)	2,877	-
Interest expense:
Short-term debt	50	283	290
Term borrowings	24,365	22,626	11,713
Total interest expense	24,415	22,909	12,003
Compensation, employee benefits and other expense	40,286	36,053	33,476
Total expense	62,851	61,839	45,479
Income/(loss) before income taxes	38,918	45,636	258,153
Income tax benefit	(23,653)	(21,127)	(13,078)
Income/(loss) before equity in undistributed net income of subsidiaries	62,571	66,763	271,231
Equity in undistributed net income/(loss) of subsidiaries:
Bank	(90,769)	64,113	(220,800)
Non-bank	439	320	(230)
Net income/(loss) attributable to the controlling interest	$(27,759)	$131,196	$50,201

Schedule Of Condensed Statements Of Cash Flows

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2012	2011	2010
Operating activities:
Net income/(loss)	$(27,759)	$131,196	$50,201
Less undistributed net loss of subsidiaries	(90,330)	64,433	(221,030)
Income/(loss) before undistributed net income of subsidiaries	62,571	66,763	271,231
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(2,335)	4,396	4,201
Stock-based compensation expense	16,201	12,996	6,797
Net (increase)/decrease in interest receivable and other assets	(14,945)	(12,999)	26,439
Net (decrease)/increase in interest payable and other liabilities	1,599	(7,993)	155
Total adjustments	520	(3,600)	37,592
Net cash provided/(used) by operating activities	63,091	63,163	308,823
Investing activities:
Securities:
Sales and prepayments	512	699	20
Purchases	(180)	(149)	(410)
Premises and equipment:
Purchases	(225)	-	-
Decrease/(increase) in interest-bearing cash	85,000	(52,104)	48,103
Return on investment in subsidiary	-	2,170	49
Net cash provided/(used) by investing activities	85,107	(49,384)	47,762
Financing activities:
Preferred stock:
Repayment of preferred equity - CPP	-	-	(866,540)
Cash dividends	-	-	(47,780)
Common stock:
Repurchase of common stock warrants - CPP	-	(79,700)	-
Exercise of stock options	144	-	93
Proceeds from issuance of common stock	-	-	263,103
Cash dividends	(10,066)	(7,944)	-
Repurchase of shares	(133,757)	(45,111)	(1,345)
Term borrowings:
Proceeds from issuance of term borrowings	-	-	496,345
Repayment of term borrowings	-	(103,093)	-
Increase/(decrease) in short-term borrowings	(900)	23,300	1,000
Repayment of advance from subsidiary	-	(3,700)	-
Other	(14)	(2)	(1)
Net cash (used)/provided by financing activities	(144,593)	(216,250)	(155,125)
Net increase/(decrease) in cash and cash equivalents	3,605	(202,471)	201,460
Cash and cash equivalents at beginning of year	16,816	219,287	17,827
Cash and cash equivalents at end of year	$20,421	$16,816	$219,287
Total interest paid	$23,858	$26,517	$10,966
Total income taxes paid	10,671	4,998	1,713